Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) (Parenthetical) - shares	Sep. 30, 2025	Aug. 27, 2025
Victorville Treasure Holdings LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares		216,667
Victorville Treasure Holdings LLC [Member] | Series C Contingent Consideration [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares		41,667
Ranch Mirage Hilton LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares	176,167
Ranch Mirage Hilton LLC [Member] | Series C Contingent Consideration [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares	20,000